Legal Proceedings and Contingent Liabilities (Details) $ in Millions, $ in Millions	1 Months Ended					2 Months Ended	12 Months Ended
	Jun. 30, 2018 plaintiff lawsuit	May 31, 2018 item	Feb. 28, 2018 CAD ($)	Feb. 28, 2018 USD ($)	Jun. 30, 2016 lawsuit	Jul. 26, 2016 item	Dec. 31, 2015 patent
Losec/Prilosec | Canada
Commitments and contingent liabilities
Amount award to AstraZeneca			$ 435	$ 352
Patent Infringement Lawsuits U.S. District Court New Jersey | Faslodex
Commitments and contingent liabilities
Number of patents infringed or potentially infringed | patent							4
Number of claims settled | lawsuit					1
Number of ANDAs | item						2
Onglyza Kombiglyze | US
Commitments and contingent liabilities
Number of appeals settled | item		2
Seroquel IR | US
Commitments and contingent liabilities
Number of plaintiffs | plaintiff	1
Nexium | US
Commitments and contingent liabilities
Number of lawsuits that were administratively closed | lawsuit	2